Vanguard Institutional Short-Term Bond Fund

Vanguard Institutional Intermediate-Term Bond Fund

Supplement to the Prospectus Dated January 26, 2018

Prospectus Text Changes

The following replaces similar text in the Fund Summary under the heading “Investment Advisor” for the Institutional Short-Term Bond Fund:

Portfolio Managers

Brian W. Quigley, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Samuel C. Martinez, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since April 2018.

Daniel Shaykevich, Principal of Vanguard. He has co-managed the Fund since April 2018.

The following replaces similar text in the Fund Summary under the heading “Investment Advisor” for the Institutional Intermediate-Term Bond Fund:

Portfolio Managers

Brian W. Quigley, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Gemma Wright-Casparius, Principal of Vanguard. She has co-managed the Fund since its inception in 2015.

(over, please)

Samuel C. Martinez, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since April 2018.

Daniel Shaykevich, Principal of Vanguard. He has co-managed the Fund since April 2018.

The following replaces similar text in More on the Funds under the heading

Investment Advisor:

The managers primarily responsible for the day-to-day management of the Funds are:

Brian W. Quigley, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2003, has worked in investment management since 2005, has managed investment portfolios since January 2015, and has co-managed the Institutional Short-Term Bond and Institutional Intermediate-Term Bond Funds since their inception in 2015. Education: B.S., Lehigh University.

Gemma Wright-Casparius, Principal of Vanguard. She has worked in investment management since 2005, has managed investment portfolios since 2008, has been with Vanguard since 2011, and has co-managed the Institutional Intermediate-Term Bond Fund since its inception in 2015. Education: B.B.A. and M.B.A., Bernard M. Baruch College of The City University of New York.

Samuel C. Martinez, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2007, has worked in investment management since 2010, has managed investment portfolios since 2014, and has co-managed the Institutional Short-Term Bond and Institutional Intermediate-Term Bond Funds since April 2018. Education: B.S., Southern Utah University; M.B.A., The Wharton School of the University of Pennsylvania.

Daniel Shaykevich, Principal of Vanguard. He has worked in investment management since 2001, has managed investment portfolios since 2004, has been with Vanguard since 2013, and has co-managed the Institutional Short-Term Bond and Institutional Intermediate-Term Bond Funds since April 2018. Education: B.S., Carnegie Mellon University.

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PSI 472 042018